Financial Risk Management Objectives and Policies - Additional Information (Details) - Foreign Currency Risk - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Percentage of foreign currency forward exchange contract	0.30%	54.00%	0.00%
Outstanding foreign currency forward exchange contracts	$ 0	$ 0	$ 0